STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
STOCK-BASED COMPENSATION

NOTE 8 – STOCK-BASED COMPENSATION

The following table presents stock-based compensation expense included in the Company’s statements of operations for the years ended December 31, 2009, 2010 and 2011 (in thousands):

	Year Ended December 31,
	2009	2010	2011
Cost of goods sold	$—	$—	$573
Research and development	360	241	1,448
Selling, general and administrative expenses	607	485	3,669
	$967	$726	$5,690

Stock Incentive Plans

In November 2000, the Company adopted the 2000 Equity Incentive Plan (the "2000 Incentive Plan"). The 2000 Incentive Plan provides for the grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, bonus stock, awards in lieu of cash obligations, other stock-based awards and performance units. On August 15, 2011, the Board of Directors of the Company approved an amendment to the Company’s 2000 Incentive Plan to increase the number of shares of the Company’s common stock available for issuance under the 2000 Incentive Plan from 1,100,000 to 2,750,000 shares. By written consent, the holder of a majority of the shares of outstanding common stock of the Company approved the amendment for such increase.

In December 2002, the Company adopted the 2002 Non-Employee Directors Stock Option Plan (the "2002 Directors Plan") providing for the issuance of shares of Common Stock to non-employee directors. Under the 2002 Directors Plan, only non-qualified options may be issued, and they will be exercisable for a period of six years from the date of grant. On August 15, 2011, the Board of Directors of the Company also approved an amendment to the Company’s 2002 Directors Plan to increase the number of shares of the Company’s common stock available for issuance under the 2002 Directors Plan from 250,000 to 750,000 shares. By written consent, the holder of a majority of the shares of outstanding common stock of the Company approved the amendment for such increase.

In addition to the options granted under the stock option plans discussed above (the "Plans”), the Company has issued options outside of the Plans, pursuant to various employment, consulting and separation agreements (referred to as “Non-plan” stock options).

Option activity for 2009, 2010 and 2011 is summarized as follows:

				Weighted
				Average
	Plan	Non-plan	Total	Exercise Price
Options outstanding, January 1, 2009	286,120	37,750	323,870	$17.00
Granted	274,500	—	274,500	4.00
Exercised	(7,500)	—	(7,500)	6.00
Forfeited	(4,000)	(1,500)	(5,500)	13.00

Options outstanding, January 1, 2010	549,120	36,520	585,370	11.00
Granted	581,450	15,000	596,450	10.40
Exercised	(6,860)	—	(6,860)	4.00
Forfeited	(45,495)	—	(45,495)	13.00

Options outstanding, January 1, 2011	1,078,215	51,250	1,129,465	11.40
Granted	1,698,075	—	1,698,075	6.70
Exercised	(8,250)	—	(8,250)	2.56
Forfeited	(33,167)	(36,250)	(69,417)	26.46

Options outstanding, December 31, 2011	2,734,873	15,000	2,749,873	$8.16

Shares of Common Stock available for
future grant under the plans	725,258
Aggregate intrinsic value	$300,973	—	$300,973

The aggregate intrinsic value was calculated based on the positive difference between the closing market price of the Company’s Common Stock and the exercise price of the underlying options.

The following table summarizes information about stock options outstanding at December 31, 2011:

		Weighted Average		Options Exercisable
		Remaining		Weighted Average
	Number	Contractual	Exercise	Number	Exercise
Ranges of price	Outstanding	Life (yrs)	Price	Exercisable	Price
$3.00-4.50	340,065	5.96	$3.74	340,065	$3.74
$5.00-7.51	1,652,575	9.04	$6.60	722,877	$6.52
$8.00-12.30	622,733	7.90	$11.83	318,610	$11.95
$15.00-20.00	120,000	2.80	$19.76	120,000	$19.76
$25.00-30.00	9,500	3.50	$27.63	9,500	$27.63
$50.00	5,000	2.61	$50.00	5,000	$50.00
$3.00-50.00	2,749,873	8.09	$8.16	1,516,052	$8.36

Share based compensation - The fair values of stock options granted were estimated using the Black-Scholes option-pricing model with the following assumptions:

	2009	2010	2011
Risk free interest rate	1.07 – 2.66%	0.85- 2.38%	0.39-2.30%
Expected life	3.50 – 5.75	3.5 -5.75	3.0 -6.0
Expected volatility	162 – 169%	155 – 168%	109 - 169%
Dividend yield	---	––	––

Weighted-average grant date fair value per share	$3.50	$$10.40	$4.33

On December 20, 2011, the Compensation Committee of the Board of Directors approved grants of options to purchase 960,000 shares of our common stock under the Company’s 2000 Equity Incentive Plan to senior officers. Options as to one third of such shares vested upon grant at a per share exercise price of $6.30. Options as to the balance of such shares are scheduled to vest on a quarterly basis, in eight equal quarterly installments at the end of each quarter, beginning with the quarter ending March 31, 2013, with half of the option grants exercisable at a per share exercise price of $6.75 and the remaining half at $7.25. In addition, options to purchase 394,000 shares of common stock were granted to the Board of Directors and Advisory Board members, which immediately vested as well. As a result of the immediate vesting of a portion of the options granted to senior executives and the options granted to the Board of Directors and Advisory Board members, the Company recorded a stock-based compensation charge of approximately $3.0 million during the fourth quarter of 2011.

As of December 31, 2011, there was $7.3 million of unrecognized compensation cost related to non-vested options granted. That cost is expected to be recognized over a weighted-average period of 23.5 months.